SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Business Combination, Income Taxes and Recent Accounting Pronouncements (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 28, 2017	Dec. 29, 2017	Dec. 28, 2018	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
Business Combinations
Total consideration				$ 19,413,000
Income Taxes
U.S. federal statutory rate (as a percent)				34.00%	34.00%	34.00%
Deferred tax expense		$ 1,300,000
Valuation reserve related to California net operating losses		$ 87,000		$ 87,000	$ 72,000
Forecast
Income Taxes
U.S. federal statutory rate (as a percent)			21.00%
Early adoption effect | ASU 2016-09
Income Taxes
Decrease to tax expense				1,600,000
Employee Service Share Based Compensation Decrease Tax From Compensation Expense				$ 1,600,000
Integral Analytics, Inc
Business Combinations
Total consideration	$ 23,613,000
Maximum
Income Taxes
U.S. federal statutory rate (as a percent)				35.00%
Maximum | Integral Analytics, Inc
Business Combinations
Total consideration	$ 30,000,000